Segment, Geographic and Other Revenue Information - Footnotes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Income	$ 12,240	[1],[2]	$ 15,716	[1],[2]	$ 11,242	[1],[2]
Litigation settlement income (loss)	0	[3]	1,342.0	[3]	0	[3]
Gain associated with the transfer of certain product rights to an equity-method investment	0	[4]	459	[4]	0	[4]
Costs associated with the Zoetis IPO(i)	0	[5]	18	[5]	125	[5]
Certain Significant Items [Member]
Segment Reporting Information [Line Items]
Income	(3,749)	[2],[6]	(692)	[2],[6]	(5,039)	[2],[6]
Other legal matters, net(d)	999		21		2,200
Certain asset impairments(g)	440		836		875
Branded prescription drug fee	215
Restructuring charges and implementation costs	598		1,300		1,800
Alignment costs	168
Other charges	197		306		19
Litigation settlement income (loss)			1,300.0
Gain associated with the transfer of certain product rights to an equity-method investment			459
Certain Significant Items [Member] | Merck KGaA [Member]
Segment Reporting Information [Line Items]
Upfront payments and milestone payments	1,200
Certain Significant Items [Member] | Zoetis [Member]
Segment Reporting Information [Line Items]
Income	32		16
Costs associated with the Zoetis IPO(i)			$ 18		$ 125

[1]	Amounts may not add due to rounding.
[2]	Income from continuing operations before provision for taxes on income.
[3]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their "at-risk" launches of generic Protonix in the U.S. As of December 31, 2014, all amounts due had been collected.
[4]	In 2013, represents the gain associated with the transfer of certain product rights to Hisun Pfizer. For additional information, see Note 2E.
[5]	Represents costs incurred in connection with the IPO of an approximate 19.8% ownership interest in Zoetis. Includes expenditures for banking, legal, accounting and similar services. For additional information, see Note 2D.
[6]	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. For Revenues in 2014, certain significant items primarily represent revenues related to our transitional manufacturing and supply agreements with Zoetis. For additional information, see Note 2D.For Earnings in 2014, certain significant items includes: (i) income related to our transitional manufacturing and supply agreements with Zoetis of $32 million, (ii) charges for certain legal matters of $999 million, (iii) certain asset impairments of $440 million, (iv) a charge for an additional year of Branded Prescription Drug Fee of $215 million, (v) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $598 million, (vi) upfront fee associated with collaborative arrangement with Merck KGaA of $1.2 billion, (vii) charges for business and legal entity alignment of $168 million and (viii) other charges of $197 million. For additional information, see Note 2C, Note 3 and Note 4.For Revenues in 2013, certain significant items represent revenues related to our transitional manufacturing and supply agreements with Zoetis. For additional information, see Note 2D.For Earnings in 2013, certain significant items includes: (i) income related to our transitional manufacturing and supply agreements with Zoetis of $16 million, (ii) patent litigation settlement income of $1.3 billion, (iii) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.3 billion, (iv) net charges for certain legal matters of $21 million, (v) certain asset impairments of $836 million, (vi) the gain associated with the transfer of certain product rights to Hisun Pfizer of $459 million, (vii) costs associated with the separation of Zoetis of $18 million and (viii) other charges of $306 million. For additional information, see Note 3 and Note 4.For Earnings in 2012, certain significant items includes: (i) net charges for certain legal matters of $2.2 billion, (ii) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.8 billion, (iii) certain asset impairment charges of $875 million, (iv) costs associated with the separation of Zoetis of $125 million and (v) other charges of $19 million. For additional information, see Note 3 and Note 4.